Property plant and equipment - Summary of Property Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 111,474	€ 244,127
Business combinations	5,891	16,507	€ 0
Ending balance	126,139	111,474	244,127
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,802	122,534
Ending balance	4,523	4,802	122,534
Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,070	30,613
Ending balance	21,540	22,070	30,613
Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,232	27,611
Ending balance	24,800	24,232	27,611
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,553	47,844
Ending balance	68,603	55,553	47,844
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,869	2,195
Ending balance	1,674	1,869	2,195
Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,948	13,330
Ending balance	4,999	2,948	13,330
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	558,949	753,241
Additions	48,174	96,206
Disposals	(48,545)	(38,227)
Exchange differences	2,721	24,678
Disposition		(277,590)
Business combinations		641
Reclassifications	0	0
Ending balance	561,299	558,949	753,241
Gross carrying amount | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,537	185,611
Additions	11	51,296
Disposals	0	(720)
Exchange differences	0	4,483
Disposition		(232,705)
Business combinations		245
Reclassifications	0	327
Ending balance	8,548	8,537	185,611
Gross carrying amount | Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	164,539	191,911
Additions	6,171	4,571
Disposals	(17,130)	(2,150)
Exchange differences	(37)	222
Disposition		(30,448)
Business combinations		315
Reclassifications	320	118
Ending balance	153,863	164,539	191,911
Gross carrying amount | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	144,831	146,260
Additions	11,121	10,252
Disposals	(12,341)	(12,630)
Exchange differences	5,117	4,756
Disposition		(4,384)
Business combinations		6
Reclassifications	(769)	571
Ending balance	147,959	144,831	146,260
Gross carrying amount | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	228,904	206,642
Additions	27,081	24,506
Disposals	(18,874)	(21,812)
Exchange differences	(2,353)	14,516
Disposition		(34)
Business combinations		0
Reclassifications	3,432	5,086
Ending balance	238,190	228,904	206,642
Gross carrying amount | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,710	9,487
Additions	153	360
Disposals	(200)	(403)
Exchange differences	24	51
Disposition		(860)
Business combinations		75
Reclassifications	(947)	0
Ending balance	7,740	8,710	9,487
Gross carrying amount | Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,428	13,330
Additions	3,637	5,221
Disposals	0	(512)
Exchange differences	(30)	650
Disposition		(9,159)
Business combinations		0
Reclassifications	(2,036)	(6,102)
Ending balance	4,999	3,428	13,330
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(447,475)	(509,114)
Depreciation	(40,202)	(37,655)
Disposals	(48,250)	(33,283)
Impairment	756	(2,647)
Exchange differences	3,511	(20,524)
Disposition		(89,182)
Reclassifications	0	0
Ending balance	(435,160)	(447,475)	(509,114)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,735)	(63,077)
Depreciation	(296)	(478)
Disposals	0	0
Impairment	0	0
Exchange differences	0	(1,816)
Disposition		(61,473)
Reclassifications	6	163
Ending balance	(4,025)	(3,735)	(63,077)
Accumulated depreciation | Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(142,469)	(161,298)
Depreciation	(6,879)	(7,827)
Disposals	(17,048)	(2,164)
Impairment	(23)	(84)
Exchange differences	(71)	(267)
Disposition		(24,798)
Reclassifications	71	45
Ending balance	(132,323)	(142,469)	(161,298)
Accumulated depreciation | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(120,599)	(118,649)
Depreciation	(11,504)	(11,693)
Disposals	(12,262)	(11,522)
Impairment	(438)	(595)
Exchange differences	(1,437)	(6,066)
Disposition		(2,307)
Reclassifications	(1,443)	2,575
Ending balance	(123,159)	(120,599)	(118,649)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(173,351)	(158,798)
Depreciation	(20,356)	(16,490)
Disposals	(18,747)	(19,305)
Impairment	1,217	(1,488)
Exchange differences	4,139	(12,362)
Disposition		(7)
Reclassifications	17	(3,525)
Ending balance	(169,587)	(173,351)	(158,798)
Accumulated depreciation | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,841)	(7,292)
Depreciation	(1,167)	(1,167)
Disposals	(193)	(292)
Impairment	0	0
Exchange differences	880	(13)
Disposition		(597)
Reclassifications	869	742
Ending balance	(6,066)	(6,841)	(7,292)
Accumulated depreciation | Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(480)	0
Depreciation	0	0
Disposals	0	0
Impairment	0	(480)
Exchange differences	0	0
Disposition		0
Reclassifications	480	0
Ending balance	€ 0	€ (480)	€ 0